Fair Value Measurements (Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 4.70% Senior notes due 2021 [Member]	Dec. 31, 2013 6.875% Senior notes due 2020 [Member]	Dec. 31, 2013 3.25% Senior notes due 2016 [Member]	Dec. 31, 2013 8.50% Senior notes due 2019 [Member]	Dec. 31, 2013 7.875% Senior notes due 2040 [Member]	Dec. 31, 2013 7.20% Debentures due 2027 [Member]	Dec. 31, 2013 4.33% MARAD bonds, including current maturities, due 2016 [Member]	Dec. 31, 2013 6.36% MARAD bonds, including current maturities, due 2015 [Member]	Dec. 31, 2013 4.65% MARAD bonds, including current maturities, due 2020 [Member]	Dec. 31, 2013 Carrying Value [Member]	Dec. 31, 2012 Carrying Value [Member]	Dec. 31, 2013 Carrying Value [Member] 4.70% Senior notes due 2021 [Member]	Dec. 31, 2012 Carrying Value [Member] 4.70% Senior notes due 2021 [Member]	Dec. 31, 2013 Carrying Value [Member] 6.875% Senior notes due 2020 [Member]	Dec. 31, 2012 Carrying Value [Member] 6.875% Senior notes due 2020 [Member]	Dec. 31, 2013 Carrying Value [Member] 3.25% Senior notes due 2016 [Member]	Dec. 31, 2012 Carrying Value [Member] 3.25% Senior notes due 2016 [Member]	Dec. 31, 2013 Carrying Value [Member] 8.50% Senior notes due 2019 [Member]	Dec. 31, 2012 Carrying Value [Member] 8.50% Senior notes due 2019 [Member]	Dec. 31, 2013 Carrying Value [Member] 7.875% Senior notes due 2040 [Member]	Dec. 31, 2012 Carrying Value [Member] 7.875% Senior notes due 2040 [Member]	Dec. 31, 2013 Carrying Value [Member] 7.20% Debentures due 2027 [Member]	Dec. 31, 2012 Carrying Value [Member] 7.20% Debentures due 2027 [Member]	Dec. 31, 2013 Carrying Value [Member] 4.33% MARAD bonds, including current maturities, due 2016 [Member]	Dec. 31, 2012 Carrying Value [Member] 4.33% MARAD bonds, including current maturities, due 2016 [Member]	Dec. 31, 2013 Carrying Value [Member] 6.36% MARAD bonds, including current maturities, due 2015 [Member]	Dec. 31, 2012 Carrying Value [Member] 6.36% MARAD bonds, including current maturities, due 2015 [Member]	Dec. 31, 2013 Carrying Value [Member] 4.65% MARAD bonds, including current maturities, due 2020 [Member]	Dec. 31, 2012 Carrying Value [Member] 4.65% MARAD bonds, including current maturities, due 2020 [Member]	Dec. 31, 2013 Estimated Fair Value [Member]	Dec. 31, 2012 Estimated Fair Value [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 4.70% Senior notes due 2021 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 4.70% Senior notes due 2021 [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 6.875% Senior notes due 2020 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 6.875% Senior notes due 2020 [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 3.25% Senior notes due 2016 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 3.25% Senior notes due 2016 [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 8.50% Senior notes due 2019 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 8.50% Senior notes due 2019 [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 7.875% Senior notes due 2040 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 7.875% Senior notes due 2040 [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 7.20% Debentures due 2027 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 7.20% Debentures due 2027 [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 4.33% MARAD bonds, including current maturities, due 2016 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 4.33% MARAD bonds, including current maturities, due 2016 [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 6.36% MARAD bonds, including current maturities, due 2015 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 6.36% MARAD bonds, including current maturities, due 2015 [Member]	Dec. 31, 2013 Estimated Fair Value [Member] 4.65% MARAD bonds, including current maturities, due 2020 [Member]	Dec. 31, 2012 Estimated Fair Value [Member] 4.65% MARAD bonds, including current maturities, due 2020 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument										$ 4,766.4	$ 4,845.9	$ 1,477.2	$ 1,474.7	$ 1,024.8	$ 1,040.6	$ 996.5	$ 995.1	$ 600.5	$ 616.4	$ 382.6	$ 383.8	$ 149.1	$ 149.0	$ 78.9	$ 112.3	$ 25.3	$ 38.0	$ 31.5	$ 36.0	$ 5,096.3	$ 5,415.8	$ 1,596.9	$ 1,715.6	$ 1,086.7	$ 1,138.3	$ 1,045.8	$ 1,068.9	$ 635.8	$ 661.7	$ 410.5	$ 423.9	$ 178.6	$ 193.2	$ 79.7	$ 121.6	$ 27.1	$ 48.7	$ 35.2	$ 43.9
Debt instrument, interest rate, stated percentage	4.70%	6.875%	3.25%	8.50%	7.875%	7.20%	4.33%	6.36%	4.65%
Debt instrument maturity period	2021	2020	2016	2019	2040	2027	2016	2015	2020